Derivatives (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Estimated Fair Value Assets	$ 2,254	$ 3,622
Estimated Fair Value Liabilities	3,129	3,883
Maximum Amount of Future Payments under Credit Default Swaps	1,900	1,913
Estimated Fair Value of Credit Default Swaps	40	28
Excess cash collateral received on derivatives	94	4
Securities collateral received which the company is permitted to sell or repledge, amount that has been sold or repledged	0
Derivative Instruments, Gain (Loss) [Line Items]
Net investment gains (losses)	$ (28)	$ (78)	$ 7
Derivative Instrument Detail [Abstract]
Immateriality of cash flow effectiveness	not significant	not significant	not significant
Excess securities collateral provided on derivatives	$ 5	$ 25
Over the Counter [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Collateral, Obligation to Return Cash, Offset	257	653
Excess securities collateral received on derivatives	(337)	(135)
Excess securities collateral provided on derivatives	(471)	(108)
Exchange Cleared [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Collateral, Obligation to Return Cash, Offset	28	92
Excess securities collateral provided on derivatives	(427)	(630)
Exchange Traded [Member]
Derivatives, Fair Value [Line Items]
Excess securities collateral provided on derivatives	(118)	(453)
Direct And Assumed Guaranteed Minimum Benefit [Member] | Nonperformance Risk [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives gains (losses)	290	246	$ 26
Ceded Guaranteed Minimum Benefit [Member] | Nonperformance Risk [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives gains (losses)	1	(22)	$ (5)
Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Estimated Fair Value Assets	49	104
Estimated Fair Value Liabilities	$ (8)	$ (49)